Inventories - Schedule of Inventories (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Classes Of Inventories [Abstract]
Raw materials	$ 8,690,034	$ 5,065,731
Work in progress	7,427,829	2,790,815
Finished goods	4,340,630	553,828
Supplies and spare parts	1,295,654	682,164
Inventories	$ 21,754,147	$ 9,092,538